SUPPLEMENT TO THE
SPARTAN(registered trademark) ARIZONA
MUNICIPAL FUNDS
PROSPECTUS
DATED OCTOBER 25, 1995
The following information
replaces similar information
found under "Expenses"
beginning on page 6.
SPARTAN ARIZONA MONEY
MARKET
   Management fee (after
reimbursement)         .20 %
12b-1 fee None
Other expenses     .00 %
       Total fund operating expenses
 .20 %
SPARTAN ARIZONA INCOME
Management fee (after
reimbursement)     .10 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses
 .10 %
SPARTAN ARIZONA MONEY
MARKET
 Account Accou
nt
 open closed
    After 1 year $2  $7
 After 3 years $6  $11

 After 5 years $11  $16

 After 10 years $26  $31
SPARTAN ARIZONA INCOME
 Account Accou
nt
 open closed
 After 1 year $1  $6
 After 3 years $3  $8
 After 5 years $6  $11
 After 10 years $13  $18
   FMR has voluntarily agreed
to temporarily limit Spartan
Arizona Municipal Money
Market Portfolio's operating
expenses to .20% of its
average net assets and
Spartan Arizona Municipal
Income Portfolio's operating
expenses to .10% of its
average net assets. If these
agreements were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively, for Spartan
Arizona Municipal Money
Market and .55%, .00%, and
 .55%, respectively, for
Spartan Arizona Municipal
Income. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SUPPLEMENT TO THE
SPARTAN(registered trademark) ARIZONA
MUNICIPAL FUNDS
PROSPECTUS
DATED OCTOBER 25, 1995
The following information
replaces similar information
found under "Expenses"
beginning on page 6.
SPARTAN ARIZONA MONEY
MARKET
   Management fee (after
reimbursement)         .20 %
12b-1 fee None
Other expenses     .00 %
       Total fund operating expenses
 .20 %
SPARTAN ARIZONA INCOME
Management fee (after
reimbursement)     .10 %
12b-1 fee None
Other expenses     .00 %
Total fund operating expenses
 .10 %
SPARTAN ARIZONA MONEY
MARKET
 Account Accou
nt
 open closed
    After 1 year $2  $7
 After 3 years $6  $11

 After 5 years $11  $16

 After 10 years $26  $31
SPARTAN ARIZONA INCOME
 Account Accou
nt
 open closed
 After 1 year $1  $6
 After 3 years $3  $8
 After 5 years $6  $11
 After 10 years $13  $18
   FMR has voluntarily agreed
to temporarily limit Spartan
Arizona Municipal Money
Market Portfolio's operating
expenses to .20% of its
average net assets and
Spartan Arizona Municipal
Income Portfolio's operating
expenses to .10% of its
average net assets. If these
agreements were not in
effect, the management fee,
other expenses, and total
operating expenses would be
 .50%, .00%, and .50%,
respectively, for Spartan
Arizona Municipal Money
Market and .55%, .00%, and
 .55%, respectively, for
Spartan Arizona Municipal
Income. Expenses eligible for
reimbursement do not
include interest, taxes,
brokerage commissions, or
extraordinary expenses.
SAZ-95-5      December 1, 1995
   SAZ-95-5      December 1, 1995